Principal Accounting Policies - Summary of Value Added Tax (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Accounting Policies [Abstract]
Gross VAT	¥ 5,271,119	¥ 4,518,878	¥ 3,510,749
Less: government grants	(2,150,109)	(1,979,581)	(1,559,814)
VAT, net	¥ 3,121,010	¥ 2,539,297	¥ 1,950,935